RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of March 31, 2020 and December 31, 2019 is as follows:

	March 31, 2020	December 31, 2019
	(in millions)
Retail	$8,453	$9,218
Wholesale	9,031	10,081
Other	100	129
Total	$17,584	$19,428

Summary of Aging of Financing Receivables
The aging of financing receivables as of March 31, 2020 and December 31, 2019 is as follows (in millions):

	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$509	$—	$509
2019					2,213	2	2,215
2018					1,507	3	1,510
2017					853	4	857
2016					488	3	491
Prior to 2016					285	2	287
Total	$19	$—	$19	$5,836	$5,855	$14	$5,869
South America
2020					$195	$—	$195
2019					602	5	607
2018					397	6	403
2017					239	4	243
2016					133	3	136
Prior to 2016					144	6	150
Total	$9	$1	$10	$1,700	$1,710	$24	$1,734
Rest of World
2020					$86	$—	$86
2019					260	—	260
2018					189	1	190
2017					133	—	133
2016					55	—	55
Prior to 2016					9	—	9
Total	$7	$2	$9	$723	$732	$1	$733
Europe	$—	$—	$—	$117	$117	$—	$117
Total Retail	$35	$3	$38	$8,376	$8,414	$39	$8,453
Wholesale
North America	$—	$—	$—	$3,506	$3,506	$24	$3,530
South America	1	—	1	654	655	41	696
Rest of World	8	1	9	532	541	6	547
Europe	36	6	42	4,208	4,250	8	4,258
Total Wholesale	$45	$7	$52	$8,900	$8,952	$79	$9,031

	December 31, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three months ended March 31, 2020 and 2019 is as follows (in millions):

	Three Months Ended March 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision (benefit)	20	2
Charge-offs, net of recoveries	(20)	—
Foreign Currency Translation and Other	(20)	(8)
Ending Balance	$314	$144
At March 31, 2020, the allowance for credit losses was impacted by a change in the Company’s forward-looking macroeconomic factors and qualitative factors for the Company’s estimates of the impact from the COVID-19 pandemic. As this situation has rapidly evolved and is fluid, there is significant subjectivity in the assessment. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.

	Three Months Ended March 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision (benefit)	8	(3)
Charge-offs, net of recoveries	(11)	(2)
Foreign Currency Translation and Other	(6)	(2)
Ending Balance	$317	$157
Allowance for credit losses activity for the year ended December 31, 2019 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision (benefit)	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign Currency Translation and Other	(20)	1
Ending Balance	$299	$159

Summary of Financing Receivable Impairment
Summary of Carrying Amount of Restricted Assets
At March 31, 2020 and December 31, 2019, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2020	December 31, 2019
Retail note and finance lease receivables	$5,797	$6,340
Wholesale receivables	7,151	7,266
Total	$12,948	$13,606